SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL WITH AVERAGE ASSUMPTIONS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected volatility, minimum	79.00%
Expected volatility, maximum	210.00%
Risk free interest rate, minimum	0.90%
Risk free interest rate, maximum	2.85%
Dividend yield	0.00%	0.00%	0.00%
Expected Term		10 years
Minimum [Member]
Expected volatility, minimum		44.80%	199.20%
Risk free interest rate, minimum		0.90%	0.28%
Stock price grant		0.04%	0.09%
Expected Term			5 years
Maximum [Member]
Expected volatility, maximum		124.40%	223.20%
Risk free interest rate, maximum		1.75%	0.38%
Stock price grant		0.80%	0.14%
Expected Term			10 years